Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41404
Entity Registrant Name	Woodside Energy Group Ltd
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Mia Yellagonga
Entity Address, Address Line Two	11 Mount Street
Entity Address, City or Town	Perth
Entity Address, Postal Zip Code	6000
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	1,901,100,143
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000844551
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	WDS
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Mia Yellagonga
Entity Address, Address Line Two	11 Mount Street
Entity Address, City or Town	Perth
Entity Address, Postal Zip Code	6000
Entity Address, Country	AU
Contact Personnel Name	Vanessa Martin
City Area Code	61
Local Phone Number	8 9348 4000
Contact Personnel Email Address	investor@woodside.com